PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Provision for closure and reclamation, beginning	$ 244,323	$ 242,347	$ 208,993
Accretion	20,916	1,976	33,354
Provision for closure and reclamation, ending	$ 265,239	$ 244,323	$ 242,347